Related Parties - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Impairment of receivables in connection with amounts owed by related parties	$ 0	$ 0	$ 0
Members of the audit and corporate practices committee [member]
Disclosure of transactions between related parties [line items]
compensation paid	5,800
Directors and other key management personnel [member]
Disclosure of transactions between related parties [line items]
compensation paid	$ 85,000